Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

10.Share-based Compensation

Share incentive plan of Guangzhou Onion

Prior to the Reorganization, in order to provide incentives and rewards to the Group’s directors, senior management, employees and consultants, the Group adopted a share incentive plan that was approved by the shareholders and the sole director of Guangzhou Onion in December 2015 (the “2015 Share Incentive Plan”). A total of 660,000 ordinary shares of Guangzhou Onion were initially reserved for issuance. The plan has a contractual term of ten years.

In December 2015, the Group granted 660,000 RSUs of Guangzhou Onion to certain directors, senior management, employees and consultants. The RSUs granted will only vest upon the closing of an IPO, with no prerequisite service period. All outstanding RSUs granted by Guangzhou Onion were replaced by the Company’s RSUs in May 2019.

Restricted share unit scheme of the Company

On May 3, 2019, the Company adopted a restricted share unit scheme (“2019 RSU Scheme”) for the purpose of providing incentives and rewards to the Group’s directors, senior management, employees and consultants. Under the 2019 RSU Scheme, a total of 1,115,466 ordinary shares were initially reserved for issuance. As of December 31, 2019 and 2020, 965,103 ordinary shares are held by Onion Plus Group Limited (“Onion Plus”), a British Virgin Islands company which agreed to hold such ordinary shares for the sole benefit of the participants under the 2019 RSU Scheme, and 150,363 ordinary shares are held by Evolution Infinity Limited (“Evolution Infinity”), a British Virgin Islands company ultimately controlled by Ms. Shan (Mio) Ho, the former Chief Financial Officer of the Group. Onion Plus and Evolution Infinity has waived all rights associated with these 1,115,466 ordinary shares, including voting and dividend rights and these ordinary shares are considered legally issued but not outstanding.

The total 660,000 outstanding RSUs of Guangzhou Onion under the 2015 Share Incentive Plan were replaced and carried over on a one-for-one basis to the 2019 RSU Scheme after the Group’s Reorganization. In addition to the IPO performance condition, a service condition was introduced, as the RSUs are forfeited upon the termination of the grantee’s service for any reason. The Group assessed the impact of this modification, which due to the IPO performance condition, is considered improbable of being achieved both before and after the modification. Therefore, the future compensation costs are measured based on the fair value of the modified award (i.e. the Company’s RSU) on the modification date.

A summary of the RSU activities under 2019 RSU Scheme are stated below:

		Weighted average
	Number of RSUs	grant date fair value
		RMB
Unvested，January1，2021	751,094	184
Granted	362,867	628
Vested	(1,074,371)	320
Forfeited	(12,439)	422
Unvested，December 31，2021	27,151	614

10.Share-based Compensation (Continued)

The Group recognized share-based compensation expenses for the year ended December, 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Technology and content expenses	—	—	3,333	523
Selling and marketing expenses	—	—	13,561	2,128
General and administrative expenses	—	—	333,213	52,288
	—	—	350,107	54,939

With the assistance of an independent third-party valuation firm, the Group used the discounted cash flow method to determine the underlying equity value of the Group and used an equity allocation model to determine the fair value of the RSUs as of the dates of issuance and modification. Due to the IPO performance condition, the Group did not recognize any shared-based compensation expense related to the Company’s RSUs for the periods presented and will only recognize share-based compensation expense measured as of the respective grant dates upon the completion of an IPO.

Restricted shares

In connection with the issuance of the Series A preferred shares in 2016, the Founders entered into an arrangement with the Series A preferred shareholders, whereby 50% of their equity interests in Guangzhou Onion (the “Founders’ Equity”) became subject to service and transfer restriction. Such Founders’ Equity is subject to repurchase by the Group upon early termination of the Founders’ requisite period of employment at the minimum price permitted under PRC laws. The restricted shares vest annually in equal installments over a two-year period from the issuance date of the Series A Preferred Shares. This arrangement was accounted for as a grant of restricted share awards subject to service vesting conditions.

With the assistance of an independent third-party valuation firm, the Group used the discounted cash flow method to determine the underlying equity value of Guangzhou Onion and used an equity allocation model to determine the fair value of the Founders’ Equity as of the date of restriction. The aggregate fair value of the Founders’ Equity was RMB79,463.

Modification of restricted shares

In connection with the issuance of the Series B preferred shares in 2017, the Founders entered into another arrangement with the Series B preferred shareholders, which extended the vesting period of the Founders’ Equity to two years from the issuance date of the Series B preferred shares. On the modification date, the fair value of the Founders’ Equity immediately after the modification was less than their fair value immediately before the modification, primarily due to the reallocation of enterprise value to the Series A and Series B preferred shareholders based on their preferential rights, as certain Series Pre-A preferred shares were redesignated as Series A and Series B preferred shares. Therefore, the Group did not recognize any incremental compensation cost related to such modification.

As part of the Reorganization, the vesting restrictions on the Founders’ Equity were waived by the Preferred Shareholders. The Group considers this to be an award cancellation and as a result, the remaining unrecognized share-based compensation expense related to the Founder’s restricted shares of RMB39,515 was immediately recognized on the date of cancellation and included in “General and administrative expenses” in the consolidated statement of comprehensive loss for the year ended December 31, 2018.